                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Bentley Capital Management, Inc.
Address: 520 Madison Avenue
         New York, New York  10022


Form 13F File Number: 28-3093

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gerald Levine
Title:   Chief Executive Officer
Phone:   (212) 583-8880

Signature, Place, and Date of Signing:

/s/ Gerald Levine           New York, New York      May 11, 1999
[Signature]                   [City, State]           [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     72

Form 13F Information Table Value Total:     $252,581
                                              [thousands]


List of Other Included Managers:  None.


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]

                   Form 13F INFORMATION TABLE

         COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7             COLUMN 8
-----------------------      --------------   --------  -------- ----------------- --------  --------     ------------------------
      NAME OF ISSUER         TITLE OF CLASS     CUSIP   VALUE(K) SH/P AMT S/P P/C  INV DSC   MANAGERS     SOLE    SHARED     NONE
-----------------------      --------------   --------- -------- -------- -------- --------  --------     -----   ------    -----


3DFX INTERACTIVE INC         COMMON           88553X103   1400    112000 SH        SOLE                    112000   0         0
ACE LIMITED                  ORD              G0070K103   2183     70000 SH        SOLE                     70000   0         0
AT&T CORP                    COMMON           001957109   3951     49500 SH        SOLE                     49500   0         0
ALBA WALDENSIAN INC          COMMON           012041109    426     27950 SH        SOLE                     27950   0         0
ALKERMES INC                 COMMON           01642T108    218      8000 SH        SOLE                      8000   0         0
AMERICA ONLINE INC DEL       COMMON           02364J104   3675     25000 SH        SOLE                     25000   0         0
AMKOR TECHNOLOGY INC         COMMON           031652100    906    115000 SH        SOLE                    115000   0         0
APPLIED PWR INC              CL A             038225108   5698    209100 SH        SOLE                    209100   0         0
BMC INDS INC MINN            COMMON           055607105     44     10000 SH        SOLE                     10000   0         0
BANCO DE A EDWARDS           DEPOSITORY RECEI 059504100    233     20500 SH        SOLE                     20500   0         0
C-CUBE MICROSYSTEMS          COMMON           125015107   5231    264000 SH        SOLE                    264000   0         0
CAREMATRIX CORP              COMMON           141706101    395     20800 SH        SOLE                     20800   0         0
CELLULAR COMMUNICATIONS      COMMON           15116N108   6332    234500 SH        SOLE                    234500   0         0
CENTRAL SPRINKLER CORP       COMMON           155184104    641     45000 SH        SOLE                     45000   0         0
CHASE MANHATTAN CORP NEW     COMMON           16161A108   3255     40000 SH        SOLE                     40000   0         0
CNET INC                     COMMON           125945105   1281     13900 SH        SOLE                     13900   0         0
CORAM HEALTHCARE CORP        COMMON           218103109     21     10853 SH        SOLE                     10853   0         0
CORECOMM LTD                 ORD              G2422R109   9959    271000 SH        SOLE                    271000   0         0
COVENANT TRANS INC           CL A             22284P105    669     45000 SH        SOLE                     45000   0         0
CROMPTON & KNOWLES CORP      COMMON           227111101   4164    264400 SH        SOLE                    264400   0         0
DII GROUP INC                COMMON           232949107   9770    334000 SH        SOLE                    334000   0         0
DENTAL MED DIAGNOSTIC SY     COM NEW          24873K208    181     22500 SH        SOLE                     22500   0         0
DORSEY TRAILERS INC          COMMON           258440106    379    233500 SH        SOLE                    233500   0         0
ENZON INC                    COMMON           293904108    443     30000 SH        SOLE                     30000   0         0
FSI INTL INC                 COMMON           302633102    630    105000 SH        SOLE                    105000   0         0
FORD MTR CO DEL              COMMON           345370100   3401     60000 SH        SOLE                     60000   0         0
FOREST LABS INC              CL A             345838106   2779     49300 SH        SOLE                     49300   0         0
FOURTH SHIFT CORP            COMMON           351128103     54     10000 SH        SOLE                     10000   0         0
GEMSTAR INTL GROUP LTD       ORD              G3788V106  24080    320000 SH        SOLE                    320000   0         0
GENENTECH INC                COM SPL          368710307   4609     52000 SH        SOLE                     52000   0         0
GENERAL MTRS CORP            COMMON           370442105   3045     35000 SH        SOLE                     35000   0         0
GILAT SATELLITE NETWKS       ORD              M51474100   6270    104500 SH        SOLE                    104500   0         0
GLOBAL IMAGING SYSTEMS       COMMON           37934A100   1671    125500 SH        SOLE                    125500   0         0
GLOBALSTAR TELECOMMUNICT     COMMON           G3930H104   5586    402574 SH        SOLE                    402574   0         0
GOLDEN STAR RES LTD CDA      COMMON           38119T104     47     58200 SH        SOLE                     58200   0         0
GRACE W R & CO DEL NEW       COMMON           38388F108   1302    107393 SH        SOLE                    107393   0         0
HALL KINION ASSOCIATES I     COMMON           406069104    156     25000 SH        SOLE                     25000   0         0
HOUSEHOLD INTL INC           COMMON           441815107   6315    138400 SH        SOLE                    138400   0         0
ICO GLOBAL COMMUNICATION     COMMON           G4705T109   2475    287000 SH        SOLE                    287000   0         0
IDEC PHARMACEUTICALS         COMMON           449370105   5960    116000 SH        SOLE                    116000   0         0




INDYMAC MTG HLDGS INC        COMMON           456607100    293     26900 SH        SOLE                     26900   0         0
INTERTAN INC                 COMMON           461120107   4904    503000 SH        SOLE                    503000   0         0
JD WETHERSPOON ORDINARY      COMMON           G5085Y105    798    175000 SH        SOLE                    175000   0         0
MUELLER INDS INC             COMMON           624756102   8320    371858 SH        SOLE                    371858   0         0
NTL INC                      COMMON           629407107  25164    309233 SH        SOLE                    309233   0         0
NOVELL INC                   COMMON           670006105   2141     85000 SH        SOLE                     85000   0         0
OAK INDS INC                 COM NEW          671400505   1572     49500 SH        SOLE                     49500   0         0
PEGASUS COMMUNICATIONS C     CL A             705904100   3080    110000 SH        SOLE                    110000   0         0
PERFORMANCE TECHNOLOGIES     COMMON           71376K102    376     35000 SH        SOLE                     35000   0         0
POWERWAVE TECHNOLOGIES I     COMMON           739363109   5718    201500 SH        SOLE                    201500   0         0
PROXYMED INC                 COMMON           744290107   1559    115500 SH        SOLE                    115500   0         0
QLT PHOTOTHERAPEUTICS IN     COMMON           746927102    815     20000 SH        SOLE                     20000   0         0
READERS DIGEST ASSN INC      CL A NON VTG     755267101   4769    151700 SH        SOLE                    151700   0         0
REGISTRY MAGIC INC           COMMON           75913K103    222     25000 SH        SOLE                     25000   0         0
ROGERS CORP                  COMMON           775133101    248     10000 SH        SOLE                     10000   0         0
SFX ENTMT INC                CL A             784178105   9491    147000 SH        SOLE                    147000   0         0
STB SYS INC                  COMMON           784741100    420     53800 SH        SOLE                     53800   0         0
SAKS INC                     COMMON           79377W108   4953    190500 SH        SOLE                    190500   0         0
SCHOLASTIC CORP              COMMON           807066105   6442    131800 SH        SOLE                    131800   0         0
SEAGATE TECHNOLOGY           COMMON           811804103   1508     51000 SH        SOLE                     51000   0         0
SEALED AIR CORP NEW          COMMON           81211K100   4112     83597 SH        SOLE                     83597   0         0
SEALED AIR CORP NEW          PFD CV A $2      81211K209   2977     60145 SH        SOLE                     60145   0         0
STORAGE TECHNOLOGY CORP      COM PAR $0.10    862111200   5388    193300 SH        SOLE                    193300   0         0
TANDY CORP                   COMMON           875382103   7466    117000 SH        SOLE                    117000   0         0
TEFRON LTD                   ORD              M87482101   1067    151100 SH        SOLE                    151100   0         0
TEVA PHARMACEUTICAL INDS     DEPOSITORY RECEI 881624209   1186     25000 SH        SOLE                     25000   0         0
TEXAS INSTRS INC             COMMON           882508104   1687     17000 SH        SOLE                     17000   0         0
TTI TEAM TELECOM INTL LT     ORD              M88258104   1828    225000 SH        SOLE                    225000   0         0
UNUM CORP                    COMMON           903192102   3073     64600 SH        SOLE                     64600   0         0
WANG LABS INC NEW            COMMON           93369N109   5524    281500 SH        SOLE                    281500   0         0
WARNER LAMBERT CO            COMMON           934488107   3313     50000 SH        SOLE                     50000   0         0
WITCO CORP                   COMMON           977385103   2332    184700 SH        SOLE                    184700   0         0

GRAND TOTAL                                            252,581

[Repeat as necessary]
















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